VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026
($ reported in thousands)

	Par Value(1)	Value
Foreign Government Securities—73.8%
Angola—0.9%
Republic of Angola
144A 8.000%, 11/26/29(2)	$1,214	$1,208
144A 8.750%, 4/14/32(2)	191	187
144A 9.875%, 10/15/35(2)	1,364	1,389
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(3)(4)	306	302
		3,086

Argentina—3.3%
Provincia de Buenos Aires RegS 6.625%, 9/1/37(4)(5)	2,224	1,756
Republic of Argentina
0.750%, 7/9/30(5)	5,423	4,591
3.500%, 7/9/41(5)	2,546	1,779
4.125%, 7/9/46(5)	4,825	3,431
		11,557

Azerbaijan—0.2%
Republic of Azerbaijan RegS 3.500%, 9/1/32(4)	771	724
Bahrain—1.4%
Kingdom of Bahrain 144A 7.100%, 2/3/38(2)	4,793	4,812
Benin—0.2%
Benin Government International Bond
144A 7.960%, 2/13/38(2)	434	455
RegS 4.950%, 1/22/35(4)	362 EUR	403
		858

Bermuda—0.6%
Government of Bermuda
144A 4.750%, 2/15/29(2)	415	421
RegS 3.375%, 8/20/50(4)	2,571	1,817
		2,238

Brazil—3.2%
Federative Republic of Brazil
3.875%, 6/12/30	959	925
5.500%, 11/6/30	1,413	1,455
6.000%, 10/20/33	2,110	2,157
6.125%, 3/15/34	395	405
6.625%, 3/15/35	4,016	4,217
6.250%, 5/22/36	1,309	1,321
7.125%, 5/13/54	192	196
7.250%, 1/12/56	643	653
		11,329

	Par Value(1)	Value

Bulgaria—0.4%
Bulgaria Government International Bond RegS 4.125%, 7/18/45(4)	1,262 EUR	$1,473
Chile—1.5%
Republic of Chile
4.350%, 4/13/31	$2,485	2,489
2.550%, 1/27/32	261	237
3.500%, 4/15/53	3,253	2,395
		5,121

Colombia—2.7%
Republic of Colombia
7.375%, 4/25/30	859	902
6.125%, 1/21/31	1,170	1,167
8.000%, 4/20/33	3,639	3,896
8.500%, 4/25/35	513	563
8.000%, 11/14/35	2,250	2,401
8.750%, 11/14/53	525	577
		9,506

Costa Rica—0.9%
Costa Rica Government
144A 6.550%, 4/3/34(2)	555	602
144A 7.300%, 11/13/54(2)	1,284	1,467
RegS 7.000%, 4/4/44(4)	864	959
		3,028

Dominican Republic—2.7%
Dominican Republic
144A 5.875%, 10/28/35(2)	2,689	2,686
144A 6.600%, 6/1/36(2)	2,248	2,365
144A 6.950%, 3/15/37(2)	839	901
RegS 6.950%, 3/15/37(4)	3,414	3,666
		9,618

Ecuador—2.2%
Amazon Conservation DAC 144A 6.034%, 1/16/42(2)	2,528	2,635
Republic of Ecuador
144A 9.250%, 1/29/39(2)	1,983	2,017
RegS 6.900%, 7/31/35(4)(5)	2,231	2,024
RegS 5.000%, 7/31/40(4)(5)	1,201	980
		7,656

Egypt—2.7%
Arab Republic of Egypt
144A 7.053%, 1/15/32(2)	1,320	1,329
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Egypt—continued
144A 6.875%, 4/30/40(2)	$332	$303
144A 8.500%, 1/31/47(2)	349	333
144A 7.903%, 2/21/48(2)	1,609	1,451
144A 8.875%, 5/29/50(2)	1,127	1,102
144A 8.750%, 9/30/51(2)	3,641	3,521
RegS 8.700%, 3/1/49(4)	847	823
RegS 7.500%, 2/16/61(4)	550	467
		9,329

El Salvador—1.3%
Republic of El Salvador
RegS 7.650%, 6/15/35(4)	3,074	3,172
RegS 7.625%, 2/1/41(4)	897	897
RegS 7.125%, 1/20/50(4)	459	416
		4,485

Ethiopia—0.1%
Federal Republic of Ethiopia RegS 6.625%, 12/11/26(4)(6)	333	345
Gabon—0.3%
Republic of Gabon RegS 9.500%, 2/18/29(4)	1,121	1,031
Ghana—0.7%
Republic of Ghana
RegS 0.000%, 7/3/26(4)(7)	58	57
RegS 5.000%, 7/3/35(4)(5)	2,712	2,454
		2,511

Guatemala—0.6%
Republic of Guatemala
144A 5.250%, 8/10/29(2)	560	570
144A 3.700%, 10/7/33(2)	643	584
144A 6.875%, 8/15/55(2)	292	319
RegS 6.250%, 8/15/36(4)	700	742
		2,215

Hungary—2.8%
Hungary Government International Bond
144A 6.250%, 9/22/32(2)	486	522
	Par Value(1)	Value

Hungary—continued
144A 5.500%, 6/16/34(2)	$1,262	$1,294
144A 6.000%, 9/26/35(2)	1,589	1,673
144A 5.500%, 3/26/36(2)	3,944	3,995
RegS 2.125%, 9/22/31(4)	1,653	1,445
Magyar Export-Import Bank Zrt 144A 6.125%, 12/4/27(2)	943	970
		9,899

Indonesia—1.8%
Republic of Indonesia
2.150%, 7/28/31	2,639	2,356
4.750%, 9/10/34	717	713
5.600%, 1/15/35	1,295	1,366
4.950%, 2/21/36	722	719
RegS 6.750%, 1/15/44(4)	898	1,031
		6,185

Ivory Coast—0.8%
Republic of Ivory Coast
144A 8.075%, 4/1/36(2)	1,065	1,148
144A 8.250%, 1/30/37(2)	1,400	1,529
144A 6.750%, 2/25/41(2)	208	198
		2,875

Jamaica—0.5%
Government of Jamaica
8.000%, 3/15/39	1,087	1,314
7.875%, 7/28/45	486	587
		1,901

Kazakhstan—1.0%
Republic of Kazakhstan
144A 5.500%, 7/1/37(2)	1,509	1,556
RegS 4.714%, 4/9/35(4)	1,930	1,925
		3,481

Kenya—1.3%
Republic of Kenya
144A 7.875%, 10/9/33(2)	1,093	1,089
144A 9.500%, 3/5/36(2)	1,953	2,052
144A 8.700%, 2/26/39(2)	1,344	1,312
		4,453

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Kyrgyzstan—0.6%
Kyrgyz Republic International Bond 144A 7.750%, 6/3/30(2)	$2,015	$2,104
Lebanon—0.6%
Lebanon Government International Bond RegS 8.250%, 4/12/21(4)(6)	6,621	1,943
Mexico—4.3%
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)	3,937	4,016
United Mexican States
5.850%, 7/2/32	2,006	2,086
5.375%, 3/22/33	1,561	1,566
3.500%, 2/12/34	2,572	2,252
6.000%, 5/7/36	1,606	1,648
6.125%, 2/9/38	1,716	1,739
5.000%, 4/27/51	686	563
3.771%, 5/24/61	1,132	709
3.750%, 4/19/71	880	530
		15,109

Mozambique—0.1%
Republic of Mozambique 144A 9.000%, 9/15/31(2)(5)	363	307
Nigeria—2.0%
Republic of Nigeria
144A 6.500%, 11/28/27(2)	513	521
144A 7.143%, 2/23/30(2)	417	430
144A 9.625%, 6/9/31(2)	2,596	2,934
144A 10.375%, 12/9/34(2)	1,652	1,969
RegS 8.747%, 1/21/31(4)	1,145	1,243
		7,097

Oman—2.8%
Oman Government International Bond
144A 6.250%, 1/25/31(2)	3,118	3,346
144A 6.500%, 3/8/47(2)	4,082	4,417
144A 6.750%, 1/17/48(2)	1,066	1,174
RegS 6.250%, 1/25/31(4)	756	811
		9,748

Pakistan—0.6%
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(2)	2,135	2,108
Panama—1.5%
Panama Bonos del Tesoro 3.362%, 6/30/31	2,575	2,355
	Par Value(1)	Value

Panama—continued
Republic of Panama
5.227%, 2/23/34	$1,408	$1,407
6.700%, 1/26/36	847	922
6.853%, 3/28/54	422	457
4.500%, 1/19/63	265	205
		5,346

Peru—1.6%
Republic of Peru
8.750%, 11/21/33	209	264
3.000%, 1/15/34	2,423	2,129
5.375%, 2/8/35	651	672
5.875%, 8/8/54	1,726	1,743
3.600%, 1/15/72	1,464	956
		5,764

Philippines—2.0%
Republic of Philippines
1.950%, 1/6/32	2,932	2,579
5.000%, 7/17/33	872	898
4.750%, 3/5/35	640	639
5.000%, 1/13/37	1,456	1,475
3.700%, 2/2/42	1,753	1,466
		7,057

Poland—1.8%
Republic of Poland
5.125%, 9/18/34	3,136	3,258
5.375%, 2/12/35	896	938
5.500%, 4/4/53	1,364	1,333
5.500%, 3/18/54	914	895
		6,424

Romania—3.5%
Romanian Government International Bond
144A 7.125%, 1/17/33(2)	2,911	3,217
144A 4.625%, 3/4/33(2)	284 EUR	335
144A 5.375%, 6/7/33(2)	1,452 EUR	1,778
144A 6.375%, 1/30/34(2)	2,042	2,157
144A 6.000%, 5/25/34(2)	1,159	1,195
144A 5.750%, 3/24/35(2)	484	489
144A 6.625%, 5/16/36(2)	445	474
144A 5.750%, 7/4/36(2)	1,008	1,005
RegS 6.000%, 5/25/34(4)	704	726
RegS 5.625%, 2/22/36(4)	770 EUR	936
		12,312

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Russia—0.0%
Russian Federation - Eurobond RegS 5.100%, 3/28/35(4)(6)(8)(9)	$100	$—
Saudi Arabia—4.1%
Gaci First Investment Co. RegS 4.750%, 2/14/30(4)	2,429	2,460
KSA Ijarah Sukuk Ltd. 144A 4.875%, 9/9/35(2)	1,106	1,114
Saudi International Bond
144A 4.500%, 4/17/30(2)	2,481	2,510
144A 5.000%, 1/16/34(2)	1,139	1,169
144A 5.625%, 1/13/35(2)	555	591
144A 4.875%, 1/12/36(2)	2,464	2,474
144A 3.750%, 1/21/55(2)	1,029	742
RegS 3.250%, 10/22/30(4)	978	938
RegS 5.625%, 1/13/35(4)	2,209	2,354
		14,352

Senegal—0.2%
Republic of Senegal
RegS 4.750%, 3/13/28(4)	473 EUR	443
RegS 6.250%, 5/23/33(4)	543	335
		778

South Africa—3.5%
Republic of South Africa
5.875%, 6/22/30	934	966
8.750%, 1/31/44	38,000 ZAR	2,404
5.375%, 7/24/44	692	581
5.650%, 9/27/47	944	797
5.750%, 9/30/49	1,041	876
7.300%, 4/20/52	1,033	1,043
144A 7.100%, 11/19/36(2)	2,161	2,323
144A 6.125%, 12/11/37(2)	1,921	1,894
144A 7.950%, 11/19/54(2)	1,285	1,388
		12,272

Sri Lanka—1.1%
Republic of Sri Lanka
144A 4.000%, 4/15/28(2)	250	243
144A 3.100%, 1/15/30(2)(5)	360	359
144A 3.350%, 3/15/33(2)(5)	868	810
144A 3.600%, 6/15/35(2)(5)	1,066	871
	Par Value(1)	Value

Sri Lanka—continued
144A 3.600%, 2/15/38(2)(5)	$1,545	$1,536
		3,819

Suriname—0.5%
Suriname Government International Bond 144A 8.500%, 11/6/35(2)	1,603	1,712
Trinidad and Tobago—0.9%
Trinidad & Tobago Government International Bond
144A 6.400%, 6/26/34(2)	577	586
144A 6.500%, 1/28/36(2)	2,114	2,139
RegS 5.950%, 1/14/31(4)	385	394
		3,119

Turkey—3.8%
Hazine Mustesarligi Varlik Kiralama AS 144A 8.509%, 1/14/29(2)	1,387	1,508
Republic of Turkiye
9.375%, 3/14/29	1,879	2,091
7.125%, 2/12/32	2,647	2,771
7.250%, 5/29/32	1,683	1,768
6.500%, 9/20/33	945	946
6.500%, 1/3/35	822	817
6.950%, 9/16/35	1,721	1,750
6.625%, 2/17/45	301	276
5.750%, 5/11/47	1,895	1,549
		13,476

Ukraine—1.7%
Ukraine Government Bond
144A 4.500%, 2/1/29(2)(5)	897	686
144A 0.000%, 2/1/30(2)(5)	112	72
144A 4.000%, 2/1/32(2)(5)	417	323
144A 0.000%, 2/1/36(2)(5)	1,854	1,047
144A 4.500%, 2/1/36(2)(5)	580	348
RegS 0.000%, 2/1/30(4)(5)	52	34
RegS 4.000%, 2/1/32(4)(5)	3,834	2,971
RegS 0.000%, 2/1/34(4)(5)	196	96
RegS 4.500%, 2/1/36(4)(5)	398	239
		5,816

United Arab Emirates—0.1%
Abu Dhabi Government International Bond 144A 3.000%, 9/15/51(2)	767	527
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Uruguay—1.4%
Republica Orient Uruguay
5.100%, 6/18/50	$688	$661
4.975%, 4/20/55	2,002	1,856
5.250%, 9/10/60	2,683	2,549
		5,066

Uzbekistan—0.2%
Uzbekistan International Bond
144A 7.850%, 10/12/28(2)	512	548
144A 3.700%, 11/25/30(2)	5	5
		553

Venezuela—0.7%
Bolivarian Republic of Venezuela
RegS 7.750%, 10/13/19(4)(6)	5,949	2,207
RegS 6.000%, 12/9/20(4)(6)	1,038	362
		2,569

Zambia—0.1%
Republic of Zambia
144A 5.750%, 6/30/33(2)(5)	453	440
144A 0.500%, 12/31/53(2)	— (10)	— (10)
		440

Total Foreign Government Securities (Identified Cost $247,387)		259,534

Convertible Bonds and Notes—0.1%
Tanzania—0.1%
HTA Group Ltd. RegS 2.875%, 3/18/27(4)	400	431
Total Convertible Bonds and Notes (Identified Cost $392)		431

Corporate Bonds and Notes—16.4%
Angola—0.1%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	167	170
Argentina—0.3%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(2)(6)	145	102
MSU Energy S.A. 144A 9.750%, 12/5/30(2)	311	313
Telecom Argentina S.A. 144A 9.250%, 5/28/33(2)	211	223
YPF Energia Electrica S.A. 144A 7.875%, 10/16/32(2)	183	187
	Par Value(1)	Value

Argentina—continued
YPF S.A. 144A 9.500%, 1/17/31(2)	$272	$288
		1,113

Brazil—1.0%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(2)	258	270
Adecoagro S.A. 144A 7.500%, 7/29/32(2)	156	150
Braskem Netherlands Finance B.V. 144A 4.500%, 1/31/30(2)	156	66
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)	211	220
CSN Inova Ventures 144A 6.750%, 1/28/28(2)	79	68
CSN Resources S.A. 144A 4.625%, 6/10/31(2)	233	163
Eldorado Intl. Finance GmbH 144A 8.500%, 12/1/32(2)	159	165
FORESEA Holding S.A. 144A 7.500%, 6/15/30(2)	269	262
FS Luxembourg S.a.r.l. 144A 8.125%, 2/11/36(2)	172	162
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	301	259
Movida Europe S.A. 144A 7.850%, 4/11/29(2)	143	139
MV24 Capital B.V. 144A 6.748%, 6/1/34(2)	270	275
OHI Group S.A. 144A 13.000%, 7/22/29(2)	233	236
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(2)(11)	286	288
Simpar Europe S.A. 144A 5.200%, 1/26/31(2)	85	71
Trident Energy Finance plc 144A 12.500%, 11/30/29(2)	166	174
Vamos Europe S.A. 144A 9.200%, 1/26/31(2)	152	145
Yinson Bergenia Production B.V. 144A 8.498%, 1/31/45(2)	139	148
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(2)	245	269
		3,530

Chile—1.2%
ATP Tower Holdings 144A 7.875%, 2/3/30(2)	200	207
Banco de Credito e Inversiones S.A. 144A 7.500% (2)(12)	208	222
Chile Electricity Lux Mpc II S.a.r.l. 144A 5.580%, 10/20/35(2)	238	246
Corp. Nacional del Cobre de Chile
144A 5.950%, 1/8/34(2)	1,257	1,331
144A 6.330%, 1/13/35(2)	925	999
144A 3.700%, 1/30/50(2)	555	403
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Chile—continued
Empresa Nacional del Petroleo RegS 5.250%, 11/6/29(4)	$903	$920
		4,328

China—0.2%
Longfor Group Holdings Ltd. RegS 3.850%, 1/13/32(4)	200	153
Melco Resorts Finance Ltd. (Macau) 144A 5.375%, 12/4/29(2)	76	75
Studio City Finance Ltd. (Macau) 144A 5.000%, 1/15/29(2)	610	590
		818

Colombia—0.3%
AI Candelaria -spain- S.A. RegS 5.750%, 6/15/33(4)	354	316
Banco Davivienda S.A. 144A 6.650% (2)(12)	248	231
Geopark Ltd. 144A 8.750%, 1/31/30(2)	189	179
Gran Tierra Energy, Inc.
144A 9.500%, 10/15/29(2)	200	160
144A 9.750%, 4/15/31(2)	39	31
SierraCol Energy Andina LLC 144A 9.000%, 11/14/30(2)	150	152
		1,069

Czech Republic—0.1%
CPI Property Group S.A. RegS 6.000%, 1/27/32(4)	250 EUR	299
Energo-Pro AS 144A 8.000%, 5/27/30(2)	100 EUR	126
		425

El Salvador—0.2%
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(2)	693	735
Georgia—0.1%
Georgian Railway JSC 144A 4.000%, 6/17/28(2)	300	287
Ghana—0.0%
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(4)	150	147
India—0.4%
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(4)	294	279
Adani Green Energy UP Ltd. 144A 6.700%, 3/12/42(2)	38	36
Adani Ports & Special Economic Zone Ltd.
144A 4.200%, 8/4/27(2)	72	71
144A 3.100%, 2/2/31(2)	255	232
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(2)	267	226
Adani Transmission Step-One Ltd. 144A 4.000%, 8/3/26(2)	103	103
	Par Value(1)	Value

India—continued
Clean Renewable Power Mauritius Pte Ltd. 144A 4.250%, 3/25/27(2)	$67	$66
Vedanta Resources Finance II plc
144A 10.875%, 9/17/29(2)	69	74
144A 9.475%, 7/24/30(2)	132	139
		1,226

Indonesia—1.3%
Freeport Indonesia PT RegS 5.315%, 4/14/32(4)	105	107
Indonesia Asahan Aluminium PT 144A 5.800%, 5/15/50(2)	2,315	2,220
Medco Bell Pte Ltd. RegS 6.375%, 1/30/27(4)	70	70
Medco Laurel Tree Pte Ltd. 144A 6.950%, 11/12/28(2)	150	151
Minejesa Capital B.V. 144A 5.625%, 8/10/37(2)	350	346
Pertamina Persero PT RegS 6.000%, 5/3/42(4)	561	565
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
RegS 5.250%, 10/24/42(4)	783	724
RegS 4.000%, 6/30/50(4)	716	525
		4,708

Israel—0.2%
Energean Israel Finance Ltd.
144A, RegS 5.375%, 3/30/28(2)(4)	21	21
144A, RegS 5.875%, 3/30/31(2)(4)	254	244
Leviathan Bond Ltd.
144A, RegS 6.500%, 6/30/27(2)(4)	221	222
144A, RegS 6.750%, 6/30/30(2)(4)	70	72
		559

Kuwait—0.0%
NBK Tier 1 Ltd. 144A 6.375% (2)(12)	145	148
Malaysia—1.1%
Petronas Capital Ltd.
144A 5.848%, 4/3/55(2)	1,526	1,623
RegS 4.550%, 4/21/50(4)	1,219	1,091
RegS 4.800%, 4/21/60(4)	712	650
RegS 3.404%, 4/28/61(4)	593	410
		3,774

Mexico—4.2%
Banco Mercantil del Norte S.A. 144A 8.375% (2)(12)	418	446
Cemex SAB de C.V. 144A 7.200% (2)(12)	213	224
Comision Federal de Electricidad 144A 6.450%, 1/24/35(2)	923	957
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(2)	236	242
Orbia Advance Corp. SAB de C.V. 144A 7.500%, 5/13/35(2)	221	222
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Par Value(1)	Value

Mexico—continued
Petroleos Mexicanos
6.840%, 1/23/30	$2,049	$2,100
5.950%, 1/28/31	568	556
6.700%, 2/16/32	1,074	1,077
6.950%, 1/28/60	3,241	2,668
6.350%, 2/12/48	1,532	1,229
Poinsettia Finance Ltd. S.a.r.l. RegS 6.625%, 6/17/31(4)	4,841	4,759
Saavi Energia S.a.r.l. 144A 8.875%, 2/10/35(2)	137	151
		14,631

Morocco—0.1%
OCP S.A. 144A 7.500%, 5/2/54(2)	231	259
Nigeria—0.1%
Access Bank plc 144A 6.125%, 9/21/26(2)	75	75
IHS Holding Ltd.
144A 7.875%, 5/29/30(2)	128	134
144A 8.250%, 11/29/31(2)	35	37
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	201	201
		447

Peru—0.4%
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(2)	71	74
Peru Payroll Deduction Finance Ltd. RegS 0.000%, 11/1/29(4)(7)	604	541
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(4)	871	640
Volcan Cia Minera SAA 144A 8.500%, 10/28/32(2)	149	156
		1,411

Saudi Arabia—0.4%
SAB AT1 Ltd. RegS 6.500% (4)(12)	200	205
Saudi Arabian Oil Co. 144A 5.875%, 7/17/64(2)	1,269	1,231
		1,436

South Africa—1.0%
Eskom Holdings 144A 8.450%, 8/10/28(2)	2,533	2,716
Prosus N.V. 144A 3.832%, 2/8/51(2)	250	170
Sasol Financing USA LLC
4.375%, 9/18/26	270	268
6.500%, 9/27/28	275	273
		3,427

Tanzania—0.1%
HTA Group Ltd. 144A 7.500%, 6/4/29(2)	255	263
	Par Value(1)	Value

Trinidad and Tobago—0.2%
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	$611	$621
Turkey—0.2%
ADM Elektrik Dagitim AS 144A 9.500%, 2/5/31(2)	55	55
Akbank TAS 144A 7.875%, 9/4/35(2)	75	77
Aydem Yenilenebilir Enerji AS 144A 9.875%, 9/30/30(2)	98	99
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	34	34
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(2)	140	149
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	140	145
Zorlu Enerji Elektrik Uretim AS 144A 11.000%, 4/23/30(2)	113	102
		661

Ukraine—0.3%
Metinvest B.V.
144A 7.750%, 10/17/29(2)	250	222
RegS 8.500%, 4/23/26(4)	200	198
NPC Ukrenergo 144A 6.875%, 11/9/28(2)(6)	502	467
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(2)(3)	150	150
		1,037

United Arab Emirates—0.6%
Aldar Properties PJSC 144A 5.875%, 4/14/56(2)	62	62
DP World Ltd.
144A 6.850%, 7/2/37(2)	1,255	1,407
144A 4.700%, 9/30/49(2)	436	377
RegS 4.700%, 9/30/49(4)	500	433
		2,279

Uzbekistan—0.6%
Uzbekneftegaz JSC 144A 8.750%, 5/7/30(2)	1,951	2,130
Venezuela—1.7%
Petroleos de Venezuela S.A. RegS 9.000%, 11/17/21(4)(6)	16,129	6,016
Vietnam—0.0%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	142	142
Total Corporate Bonds and Notes (Identified Cost $53,901)		57,797

See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds—2.3%
Fixed Income Funds—2.3%
Virtus Stone Harbor Emerging Markets Bond Fund Class I(13)(14)	250,947	$2,048
Virtus Stone Harbor Local Markets Fund Class I(13)(14)	699,402	6,196
Total Affiliated Mutual Funds (Identified Cost $7,670)		8,244

	Par Value(1)
Credit Linked Notes—0.6%
Iraq—0.6%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(8)(15)	129,540 JPY	810
(Counterparty: BOA) 3.540%, 1/6/28(8)(15)	127,287 JPY	795
(Counterparty: BOA) 4.079%, 1/1/28(8)(15)	58,992 JPY	365
Total Credit Linked Notes (Identified Cost $3,128)		1,970

Total Long-Term Investments—93.2% (Identified Cost $312,478)		327,976

Short-Term Investment—0.6%
Foreign Government Security—0.6%
Egypt—0.6%
Egypt Treasury Bill Series 364D 0.000%, 4/28/26(7)	114,100 EGP	2,286
Total Short-Term Investment (Identified Cost $2,340)		2,286

TOTAL INVESTMENTS—93.8% (Identified Cost $314,818)		$330,262
Other assets and liabilities, net—6.2%		21,666
NET ASSETS—100.0%		$351,928

Abbreviations:
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
PIK	Payment-in-Kind Security
PJSC	Public Joint Stock Company
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2026, these securities amounted to a value of $139,896 or 39.8% of net assets.

(3)
This Note was issued for the sole purpose of funding a leveraged loan between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of February 28, 2026.
(6)	Security in default; no interest payments are being received.
(7)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	The Fund is unable to trade and repatriate proceeds due to U.S. sanctions related to the Russia/Ukraine war.
(10)	Amount is less than $500 (not in thousands).
(11)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(12)	No contractual maturity date.
(13)	Affiliated investment.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)
Variable rate security. Rate disclosed is as of February 28, 2026. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Counterparties:
BCLY	Barclays
BOA	Bank of America
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
EGP	Egyptian Pound
EUR	Euro
JPY	Japanese Yen
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
Mexico	9%
Saudi Arabia	5
South Africa	5
Brazil	4
Turkey	4
Argentina	4
Romania	4
Other	65
Total	100%
† % of total investments as of February 28, 2026.
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
Forward foreign currency exchange contracts as of February 28, 2026 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
EUR	12	USD	14	BCLY	04/10/26	$—	$— (1)
EUR	1,788	USD	2,104	JPM	04/10/26	13	—
JPY	85,532	USD	545	JPM	04/10/26	5	—
TRY	105,000	USD	2,269	GS	04/27/26	4	—
USD	7,498	EUR	6,389	JPM	04/10/26	—	(68)
USD	2,530	JPY	393,225	JPM	04/10/26	2	—
Total						$24	$(68)

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of February 28, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 28, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$261,820	$—	$261,820	$— (1)
Convertible Bonds and Notes	431	—	431	—
Corporate Bonds and Notes	57,797	—	57,797	—
Credit Linked Notes	1,970	—	—	1,970
Affiliated Mutual Funds	8,244	8,244	—	—
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	24	—	24	—
Total Assets	330,286	8,244	320,072	1,970
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts*	(68)	—	(68)	—
Total Liabilities	(68)	—	(68)	—
Total Investments	$330,218	$8,244	$320,004	$1,970

(1)	Includes internally fair valued securities currently priced at zero ($0).
*	Forward Foreign Currency Exchange Contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no transfers into or out of Level 3 related to securities held at February 28, 2026.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Stone Harbor Emerging Markets Debt Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Credit Linked Notes	Foreign Government Securities
Investments in Securities
Balance as of May 31, 2025:	$3,176	$3,176	$— (a)
Accrued discount/(premium)	47	47	—
Net realized gain (loss)	(526)	(526)	—
Net change in unrealized appreciation (depreciation)(b)	302	302	—
Sales(c)	(1,029)	(1,029)	—
Balance as of February 28, 2026	$1,970	$1,970	$— (a)
(a) Includes internally fair valued securities currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at February 28, 2026, was $302.
(c) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS DEBT INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.